UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number 811-04010

                                 OCM MUTUAL FUND
               (Exact name of registrant as specified in charter)

                               1536 Holmes Street
                           Livermore, California 94550
               (Address of principal executive offices) (Zip code)


                                Gregory M. Orrell
                         Orrell Capital Management, Inc
                               1536 Holmes Street
                           Livermore, California 94550
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (925) 455-0802
                                                           --------------

                      Date of fiscal year end: NOVEMBER 30
                                               -----------
                   Date of reporting period: NOVEMBER 30, 2009
                                             -----------------

ITEM 1.  REPORT TO STOCKHOLDERS.



                                                                        LOGO
                                                                   -------------
                                                                   OCM GOLD FUND
                                                                   =============





                                                                 ANNUAL REPORT

                                                               NOVEMBER 30, 2009

Dear Fellow Shareholder:

A growing appreciation for gold's monetary attributes following the near death financial experience of 2008 helped enable the OCM Gold Fund to post total returns for the fiscal period ending November 30, 2009 of 100.14% (91.16% after maximum sales load). In the same period, the benchmark Philadelphia Gold/Silver Index (XAU)(1) gained 81.93%, gold bullion in London rose 44.35%, and the S&P 500(2) returned 25.39%. For the 2009 calendar year, your Fund posted a return of 50.98% (44.18% after maximum sales load) vs. 36.63% for the XAU, 25.04% gold bullion and 26.46% for the S&P 500. Your Fund's investment strategy of owning a select portfolio of major, intermediate and junior gold producers enabled it to outperform the XAU over the fiscal period.

                   Gold price, dollar per ounce, London PM fix



[The following table was represented as a line chart in the printed material.]

                           Date          $US

                         31-Jan-00      283.30
                         31-Oct-00      264.50
                         31-Jul-01      265.90
                         30-Apr-02      308.20
                         31-Jan-03      367.50
                         31-Oct-03      386.25
                         30-Jul-04      391.40
                         29-Apr-05      435.70
                         31-Jan-06      568.75
                         31-Oct-06      603.75
                         31-Jul-07      665.50
                         30-Apr-08      871.00
                         30-Jan-09      919.50
                         30-Oct-09     1040.00


MARKET COMMENTARY
There were a number of important milestones in the gold market over this past fiscal year, perhaps the most significant being gold eclipsing $1,000 and not seeming expensive, though cries of a "gold bubble" could be heard in some quarters. The prospect for further devaluation of the dollar and other paper currencies by monetary authorities in order to lessen debt burdens means nominal dollar values for gold may prove totally meaningless going forward, in our opinion. Further, the announcement of the purchase of 200 metric tons of gold from the International Monetary Fund (IMF) by the Reserve Bank of India in November signaled to the market that the central banks of China and India are "on the bid" in the gold market as they look to diversify their growing hoard of dollars. Lastly, the largest gold miner in the world, Barrick Gold Corp., sold off equity to clean up its large hedge positions, confirming that selling gold forward had, for the most part, been a failed strategy. It is clear gold is not the contrarian investment that it was at the start of the last decade, when the mere mention of gold in investment circles elicited disparaging giggles. Esteemed investment professionals Paul Tudor Jones and John Paulsen, among others, have come to understand the investment merits of gold's monetary characteristics in the face of undisciplined government spending and unprecedented Federal Reserve balance sheet expansion (see chart). While the world's perception of gold as a barbaric relic may have changed, a level of skepticism persists in the investment community as to how much higher the gold price can reach. In fact, the skepticism does not stop in the investment community, the proliferation of commercials on television advertising for consumers to send in their gold jewelry for cash "while gold is at record highs" along with the popularity of "gold parties" where hostesses hold events for their friends to sell gold for cash, is an indication, we believe, of the public getting cleaned out of their gold prior to the next significant up leg rather than the public correctly calling the top of a market cycle.

                          Reserve Bank Credit (WRESCRT)
            Source: Board of Governors of the Federal Reserve System



[The following table was represented as a line chart in the printed material.]

                  2005-12-28                     826.657
                  2006-12-27                     852.251
                  2007-12-26                     873.497
                  2008-12-31                    2218.497
                  2009-12-30                    2219.936
                  2010-01-13                    2225.705


                      Shaded areas indicate US recessions.
                          2010 research.stiouisfed.org


In our opinion, calling the top in the current bull market cycle in gold is pointless until there is a reversal of post depression era thinking in Washington. Policymaker's insistence on socializing risk in the economy has led to ever increasing asset bubbles caused by the creation of too much credit only to be solved with the creation of yet more credit. A vicious cycle has ensued to the point where excess leverage and excess capacity in the economy has resulted in a 1930's style credit deflation. Consumers are materially reducing their outstanding debt and raising savings for fear of declining incomes. Despite available liquidity, lending institutions are hesitant to lend with collateral values uncertain as deleveraging pressures asset prices. The government's Keynesian stimulus packages put forth are an attempt to replace private sector spending with public spending in hopes of short-circuiting further declines in asset prices and reversing negative sentiment in the economy. For its part, the Federal Reserve has pursued a policy of zero interest rates designed to encourage a resumption of investment (speculation) intended to inflate asset values in hopes of restarting the credit cycle with the belief they can put the inflation genie back in the bottle. In essence, policy makers are once again attempting to solve a problem of too much debt with more debt in order to avoid a date with destiny - "Paper money ultimately returns to its intrinsic value - zero" Voltaire (1694-1778).

The scope and scale of the effort being put forth by the United States to fight the deflationary forces of a negative credit cycle with monetary debasement has risked the integrity of the world's reserve currency. The most pressing question on our minds is not how high will gold go in dollar terms? But when will the world no longer finance the United States at favorable interest rates while its creditworthiness deteriorates in the face of mounting fiscal deficits and liabilities?

Problems in the sovereign debt market surfaced recently in Greece, where yields on its 10 year bonds soared as rating agencies recognized the inability of Greece to meet its financial obligations. In the United Kingdom, the Bank of England financed the country's entire (pound)180 billion budget deficit last year through printing press money, also disguisingly called "quantitative easing" by central bankers. The burden of financing increased government spending has been borne thus far by central banks purchasing government bonds and keeping interest rates artificially low. The dilemma for central bankers is how to break free from quantitative easing in order to avoid the unwanted side-effects of inflation and loss of confidence in their institution. If private investors prove they are not up to the task of financing government spending, we believe interest rates will rise sharply and economic activity will slow. Credit would once again become restricted with sovereign defaults common place. The most logical course of action, in our opinion, will be for global central banks to error on the side of a prolonged period of monetary debasement through printing press money and accept inflation risks rather than deal with the problems associated with further deleveraging.

Interestingly, today's central bankers have been relearning why their predecessors viewed gold as an anchor to windward in difficult economic times. Monetary debasement and fear of further devaluation of the dollar is leading large dollar holders, such as India and China, to diversify away from the dollar as the world's sole reserve currency. India's purchase of IMF gold let it be known that central banks were no longer the endless sources of supply they were assumed to be by the market, but rather a buyer of size. Additional purchases of gold by Asian central banks underweight gold in comparison to their western counterparts seem inevitable, in our opinion, as they continue to accumulate dollars through competitive currency devaluation in order to maintain the viability of their export markets.

Over the past ten years the supply and demand dynamics of the gold market have changed markedly. While central banks have moved from the supply side of the market to the bid side, the introduction of gold exchange traded funds (ETFs) has allowed both individuals and institutional investors easier access to gold bullion. ETFs accounted for the purchase of 598 metric tons in 2009. The closing out of Barrick Gold Corp.'s hedge positions further reinforced the changing supply and demand picture. Once a staple of the gold mining industry, gold miners have basically written off selling gold forward as a losing proposition. Barrick Gold Corp. reported losses of over $6 billion on its beleaguered hedge positions. Additionally on the supply side, new mine production estimates remain flat to down, despite higher prices.

GOLD MINING SHARES
The strong performance of the Fund in fiscal 2009 represented a claw-back year following the wholesale liquidation of gold shares by hedge funds in the fall of 2008. Based on the gold price to gold share (XAU) ratio over the past 25 years, valuations still remain 20 - 25% below historic and pre crash levels. However, exploration and development companies with large and growing reserve/resource bases have attracted improved investor ratings along with intermediate/mid-tier and junior gold producers that successfully executed on planned production growth. Your Fund's tiered approach of owning companies within each segment of the gold industry, rather than focusing on one segment, allows your Fund to participate as investor dollars move within the various segments of the gold industry.

Like it or not, gold miners are competing for investor dollars with the investment vehicle the industry itself created through the World Gold Council, the SPDR Gold Trust ETF (GLD). While the popularity of GLD has successfully fulfilled its mandate of stimulating investment demand for gold bullion, it has also proved a bit of a hindrance for gold share valuations. Frankly, we are grateful for the competition as it is forcing management of large gold companies to differentiate themselves from the ETFs. Conversations in meetings we have held with senior management of a number of our portfolio holdings gives us hope that management understands it must deliver real shareholder value through dividends and efficient use of capital.

CONCLUSION
In 1971 when Richard Nixon severed the dollar's last tie to gold, he opened up the prospect for undisciplined spending and monetary debasement. Investors gravitating to gold today are keenly aware that the integrity of the currency is the last thing on the minds of policymakers as Washington fights the headwinds of a deflationary credit environment. In our opinion, the bull market cycle in gold has much further to run as a result of deteriorating balance sheets of the private sector and governments. When creditworthiness and solvency become an issue the fact that gold is an owned asset and not someone else's liability gains greater importance to a wider audience.

We appreciate your shareholding and confidence in the OCM Gold Fund and we look forward to meeting the investment objective of preserving your purchasing power. Should you have any questions regarding the Fund or gold, please contact your financial adviser or you may contact us directly at 1-800-779-4681. For question regarding your account, please contact Shareholder Service at 1-800-628-9403. Sincerely,




/s/ GREGORY M. ORRELL
---------------------
Gregory M. Orrell
PORTFOLIO MANAGER
JANUARY 21, 2010

INVESTING IN THE OCM GOLD FUND INVOLVES RISKS INCLUDING THE LOSS OF PRINCIPAL. MANY OF THE COMPANIES IN WHICH THE FUND INVESTS ARE SMALLER CAPITALIZATION COMPANIES WHICH MAY SUBJECT THE FUND TO GREATER RISK THAN SECURITIES OF LARGER, MORE-ESTABLISHED COMPANIES, AS THEY OFTEN HAVE LIMITED PRODUCT LINES, MARKETS OR FINANCIAL RESOURCES AND MAY BE SUBJECT TO MORE-ABRUPT MARKET MOVEMENTS. THE FUND ALSO INVESTS IN SECURITIES OF GOLD AND PRECIOUS METALS WHICH MAY BE SUBJECT TO GREATER PRICE FLUCTUATIONS OVER SHORT PERIODS OF TIME. THE FUND IS A NON-DIVERSIFIED INVESTMENT COMPANY MEANING IT WILL INVEST IN FEWER SECURITIES THAN DIVERSIFIED INVESTMENT COMPANIES AND ITS PERFORMANCE MAY BE MORE VOLATILE. THE FUND CONTAINS INTERNATIONAL SECURITIES THAT MAY PROVIDE THE OPPORTUNITY FOR GREATER RETURN BUT ALSO HAVE SPECIAL RISKS ASSOCIATED WITH FOREIGN INVESTING INCLUDING FLUCTUATIONS IN CURRENCY, GOVERNMENT REGULATION, DIFFERENCES IN ACCOUNTING STANDARDS AND LIQUIDITY.

Performance as of November 30, 2009

--------------------------------------------------------------------------------
                                                    Philadelphia
                             OCMGX         OCMGX      Gold Index
                        (without load)  (with load)     (XAU)      S&P 500
--------------------------------------------------------------------------------
Six Months                 20.10%         14.70%       15.03%       20.50%
--------------------------------------------------------------------------------
One Year                  100.14%         91.16%       81.93%       25.39%
--------------------------------------------------------------------------------
3 Year Annualized          12.46%         10.75%        8.16%      (-5.79%)
--------------------------------------------------------------------------------
5 Year Annualized          18.74%         17.66%       12.63%        0.71%
--------------------------------------------------------------------------------
10 Year Annualized         20.48%         19.94%       12.11%      (-0.57%)
--------------------------------------------------------------------------------

Performance as of December 31, 2009
--------------------------------------------------------------------------------
                                                    Philadelphia
                           OCMGX         OCMGX       Gold Index
                       (without load)  (with load)     (XAU)       S&P 500
--------------------------------------------------------------------------------
Six Months                 28.85%         23.07%       21.36%       22.59%
--------------------------------------------------------------------------------
One Year                   50.98%         44.18%       36.63%       26.46%
--------------------------------------------------------------------------------
3 Year Annualized          11.03%          9.34%        6.66%      (-5.63%)
--------------------------------------------------------------------------------
5 Year Annualized          18.70%         17.62%       12.26%        0.42%
--------------------------------------------------------------------------------
10 Year Annualized         19.69%         19.15%       10.98%      (-0.95%)
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED ABOVE REPRESENTS PAST PERFORMANCE. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED ABOVE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S TOTAL ANNUAL OPERATING EXPENSES FOR THE OCM GOLD FUND ARE 1.99%. PLEASE REVIEW THE FUND'S PROSPECTUS FOR MORE INFORMATION REGARDING THE FUND'S FEES AND EXPENSES. FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL TOLL-FREE 800-628-9403. THE RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS BUT DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

----------
1 The Philadelphia Gold and Silver Index (XAU) is an unmanaged capitalization-weighted index composed of 16 companies listed on U.S. exchanges involved in the gold and silver mining industry. The index is generally considered as representative of the gold and silver share market.

2 The S&P 500 Index, a registered trademark of McGraw-Hill Co., Inc. is a market capitalization-weighted index of 500 widely held common stocks. You cannot invest directly in an index.

                                  OCM GOLD FUND
                  SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2009

--------------------------------------------------------------------------------

SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 91.5%
MAJOR GOLD PRODUCERS 34.0%
225,000   AngloGold Ashanti Ltd. ADR ........................      $  9,909,000
 75,000   Barrick Gold Corp. ................................         3,201,750
270,000   Gold Fields Ltd. ADR ..............................         3,990,600
500,050   Goldcorp, Inc. ....................................        21,002,100
430,680   Kinross Gold Corp. ................................         8,622,214
107,333   Lihir Gold Ltd. ...................................           353,683
 32,200   Lihir Gold Ltd. ADR ...............................         1,056,804
116,500   Newmont Mining Corp. ..............................         6,249,060
                                                                   ------------
                                                                     54,385,211
                                                                   ------------
INTERMEDIATE/MID-TIER GOLD PRODUCERS 34.1%
161,860   Agnico-Eagle Mines Ltd. ...........................        10,142,148
650,000   Centerra Gold, Inc.* ..............................         8,014,797
430,000   Eldorado Gold Corp.* ..............................         5,693,200
504,800   IAMGOLD Corp. .....................................         9,565,960
250,000   Northgate Minerals Corp.* .........................           796,737
140,000   Randgold Resources Ltd. ADR .......................        11,863,600
634,750   Yamana Gold, Inc. .................................         8,461,217
                                                                   ------------
                                                                     54,537,659
                                                                   ------------
JUNIOR GOLD PRODUCERS 10.5%
100,000   Aura Minerals, Inc.* ..............................           377,502
250,000   Aurizon Mines Ltd.* ...............................         1,237,500
291,200   Claude Resources, Inc.* ...........................           292,774
150,000   Jaguar Mining, Inc.* ..............................         1,731,481
281,011   Kingsgate Consolidated Ltd. .......................         2,505,306
200,000   New Gold, Inc.* ...................................           716,000
300,000   Red Back Mining, Inc.* ............................         4,353,600
815,500   San Gold Corp.* ...................................         2,923,826
133,700   SEMAFO, Inc.* .....................................           563,054
283,333   Sino Gold Mining Ltd.* ............................         2,048,815
                                                                   ------------
                                                                     16,749,858
                                                                   ------------


--------------------------------------------------------------------------------

SHARES                                                                 VALUE
--------------------------------------------------------------------------------
EXPLORATION AND DEVELOPMENT COMPANIES 6.3%
  250,000   Anatolia Minerals Development Ltd.* .............      $    571,469
  400,000   Argentex Mining Corp.* ..........................           336,000
  500,000   B2Gold Corp.* ...................................           578,583
  700,000   Brazauro Resources Corp.* .......................           358,532
  500,000   Evolving Gold Corp.* ............................           535,900
  829,500   Grayd Resource Corp.* ...........................           566,480
  250,000   Great Basin Gold Ltd.* ..........................           382,500
  100,000   Guyana Goldfields, Inc.* ........................           678,175
  200,000   International Tower Hill Mines Ltd.* ............         1,468,273
  200,000   Keegan Resources, Inc.* .........................         1,370,000
  300,000   MAG Silver Corp.* ...............................         1,781,277
  398,100   Rainy River Resources Ltd.* .....................           838,264
  300,000   Sabina Silver Corp.* ............................           307,313
2,557,000   Sutter Gold Mining, Inc.* .......................           266,784
                                                                   ------------
                                                                     10,039,550
                                                                   ------------
PRIMARY SILVER PRODUCERS 3.2%
  225,000   Fortuna Silver Mines, Inc.* .....................           437,494
   48,075   Pan American Silver Corp.* ......................         1,213,413
  216,599   Silver Wheaton Corp.* ...........................         3,484,320
                                                                   ------------
                                                                      5,135,227
                                                                   ------------
OTHER 3.4%
  206,812   Altius Minerals Corp.* ..........................         1,479,050
   14,800   Franco-Nevada Corp. .............................           398,953
   65,000   Royal Gold, Inc. ................................         3,498,300
                                                                   ------------
                                                                      5,376,303
                                                                   ------------
TOTAL COMMON STOCKS
  (Cost $38,999,228) ........................................       146,223,808
                                                                   ------------



                       See notes to financial statements.

                                  OCM GOLD FUND
            SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2009 (CONTINUED)

--------------------------------------------------------------------------------

SHARES                                                                 VALUE
--------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS 5.7%
   90,000   iShares Silver Trust* ...........................      $  1,633,500
   65,000   SPDR Gold Trust* ................................         7,517,250
                                                                   ------------
TOTAL EXCHANGE TRADED FUNDS
  (Cost $3,931,360) .........................................         9,150,750
                                                                   ------------
WARRANTS 0.1%
  150,000   EMC Metals Corp.*+# .............................                --
            Exercise Price 3.35 CAD, Exp. 8/15/2011
   37,500   Golden Predator Royalty &
            Development Corp.* ..............................             8,893
            Exercise Price 1.34 CAD, Exp. 8/15/2011
  100,000   Yukon-Nevada Gold Corp.* ........................             7,588
            Exercise Price 3.00 CAD, Exp. 6/20/2012                ------------

TOTAL WARRANTS
  (Cost $0) .................................................            16,481
                                                                   ------------

--------------------------------------------------------------------------------

SHARES                                                                 VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 2.9%
4,675,130   UMB Money Market Fiduciary, 0.03% ...............      $  4,675,130
                                                                   ------------
TOTAL SHORT-TERM INVESTMENT
  (Cost $4,675,130) .........................................         4,675,130
                                                                   ------------
TOTAL INVESTMENTS
  (Cost $47,605,718) ................................  100.1%       160,066,169
LIABILITIES LESS OTHER ASSETS .......................  (0.1)%          (233,037)
                                                                   ------------
TOTAL NET ASSETS ....................................  100.0%      $159,833,132
                                                                   ============
-------------
ADR - American Depository Receipts.
CAD - Canadian Dollars.
* Non-income producing security.

+ Illiquid security. Security is valued at fair value in accordance with procedures established by the Fund's Board of Trustees.

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities are valued at fair value in accordance with proce- dures established by the Fund's Board of Trustees.


                       See notes to financial statements.

                                  OCM GOLD FUND
            SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2009 (CONTINUED)


                        SUMMARY OF INVESTMENTS BY COUNTRY
                                                                PERCENT OF
           COUNTRY                               VALUE     INVESTMENT SECURITIES
--------------------------------------------------------------------------------
           Australia                         $  4,554,122           2.9%
           Canada                             104,429,120          65.2
           Jersey                              11,863,600           7.4
           New Guinea                           1,410,487           0.9
           South Africa                        13,899,600           8.7
           United States (1)                   23,909,240          14.9
--------------------------------------------------------------------------------
           TOTAL                             $160,066,169         100.0%
--------------------------------------------------------------------------------
(1) Includes short-term securities.







                       See notes to financial statements.

                                  OCM GOLD FUND
            STATEMENT OF ASSETS AND LIABILITIES - NOVEMBER 30, 2009

ASSETS:
  Investments in unaffiliated issuers,
      at value (cost $47,605,718) ..........................      $ 160,066,169
  Interest and dividends receivable ........................             19,324
  Receivable from fund shares sold .........................            649,445
  Prepaid expenses and other assets ........................             19,603
                                                                  -------------
   Total assets ............................................        160,754,541
                                                                  -------------
LIABILITIES:
  Due to custodian .........................................                 36
  Payable for investments purchased ........................            419,987
  Payable for fund shares redeemed .........................            104,612
  Due to investment adviser ................................            101,129
  Accrued distribution fees ................................            221,335
  Accrued Trustees' fees ...................................              1,895
  Accrued expenses and other liabilities ...................             72,415
                                                                  -------------
   Total liabilities .......................................            921,409
                                                                  -------------
   Net Assets ..............................................      $ 159,833,132
                                                                  =============
NET ASSETS CONSIST OF:
  Shares of beneficial interest, no par value:
      unlimited shares authorized ..........................      $  45,758,463
  Undistributed net investment loss ........................           (609,507)
  Undistributed net realized gain on investments
      and foreign currency transactions ....................          2,223,704
  Net unrealized appreciation on investments
      and foreign currency translations ....................        112,460,472
                                                                  -------------
   Net Assets ..............................................      $ 159,833,132
                                                                  =============
CALCULATION OF MAXIMUM OFFERING PRICE:
  Net asset value and redemption price per share ...........      $       24.68
  Maximum sales charge (4.50% of offering price) ...........               1.16
                                                                  -------------
  Offering price to public .................................      $       25.84
                                                                  -------------
  Shares outstanding .......................................          6,477,125
                                                                  =============





                       See notes to financial statements.

                                  OCM GOLD FUND
             STATEMENT OF OPERATIONS - YEAR ENDED NOVEMBER 30, 2009

INVESTMENT INCOME:
  Interest ...................................................     $      2,649
  Dividend (net of foreign withholding taxes of $37,775) .....          408,109
                                                                   ------------
   Total investment income ...................................          410,758
                                                                   ------------
EXPENSES:
  Investment advisory fees ...................................        1,001,847
  Distribution fees ..........................................          818,415
  Fund administration and accounting fees ....................          138,360
  Transfer agent fees and expenses ...........................           94,848
  Professional fees ..........................................           71,054
  Federal and state registration fees ........................           32,595
  Custody fees ...............................................           23,787
  Chief Compliance Officer fees ..............................           21,668
  Reports to shareholders ....................................           21,623
  Trustees' fees .............................................            7,895
  Other expenses .............................................            7,812
                                                                   ------------
   Total expenses ............................................        2,239,904
                                                                   ------------
   Net investment loss .......................................       (1,829,146)
                                                                   ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments and
      foreign currency transactions ..........................        2,375,157
  Net change in unrealized appreciation/depreciation
      on investments and foreign currency translations .......       78,181,649
                                                                   ------------
   Net gain on investments ...................................       80,556,806
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........     $ 78,727,660
                                                                   ============






                       See notes to financial statements.

                                  OCM GOLD FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                    YEAR ENDED      YEAR ENDED
                                                     NOV. 30,         NOV. 30,
                                                       2009             2008
                                                 -------------    -------------
OPERATIONS:
  Net investment loss ........................   $  (1,829,146)   $  (1,971,020)
  Net realized gain on investments and
      foreign currency transactions ..........       2,375,157        1,699,108
  Net change in unrealized
      appreciation/depreciation on investments
      and foreign currency translations ......      78,181,649      (52,315,767)
                                                 -------------    -------------
  Net increase/(decrease) in net assets
      resulting from operations ..............      78,727,660      (52,587,679)
                                                 -------------    -------------
DISTRIBUTIONS PAID TO SHAREHOLDERS:
  Distributions paid from net realized gains .        (205,832)      (8,998,120)
                                                 -------------    -------------
  Total distributions ........................        (205,832)      (8,998,120)
                                                 -------------    -------------
FUND SHARE TRANSACTIONS:
  Net proceeds from shares sold ..............      15,065,183       18,015,280
  Distributions reinvested ...................         196,071        8,489,751
  Payment for shares redeemed (1) ............     (12,602,400)     (22,507,872)
                                                 -------------    -------------
Net increase in net assets from
      fund share transactions ................       2,658,854        3,997,159
                                                 -------------    -------------
TOTAL INCREASE/(DECREASE) IN NET ASSETS ......      81,180,682      (57,588,640)

NET ASSETS, BEGINNING OF YEAR ................      78,652,450      136,241,090
                                                 -------------    -------------
NET ASSETS, END OF YEAR ......................   $ 159,833,132    $  78,652,450
                                                 =============    =============
UNDISTRIBUTED NET INVESTMENT LOSS ............   $    (609,507)   $     (30,164)
                                                 =============    =============
TRANSACTIONS IN SHARES:
  Shares sold ................................         791,188        1,004,491
  Shares issued on reinvestment of
      distributions ..........................           9,171          416,350
  Shares redeemed ............................        (693,900)      (1,387,479)
                                                 -------------    -------------
  Net increase in shares outstanding .........         106,459           32,362
                                                 =============    =============

----------
(1) Net of redemption fees of $4,351 and $16,193, respectively.

                       See notes to financial statements.

                                  OCM GOLD FUND
                NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2009


NOTE 1. ORGANIZATION
         OCM Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of the OCM Gold Fund (the "Fund"). The investment objective for the Fund is long-term growth of capital through investing primarily in equity securities of domestic and foreign companies engaged in activities related to gold and precious metals.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
         The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

         SECURITY VALUATION - Portfolio securities that are listed on national securities exchanges are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. NASDAQ National Market(R) and SmallCap(R) securities are valued at the NASDAQ Official Closing Price ("NOCP"). If a NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and asked prices. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. For each investment that is fair valued, the investment adviser considers, to the extent applicable, various factors including, but not limited to, the type of security, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors.

         In September 2006, the Financial Accounting Standards Board ("FASB") issued FAIR VALUE MEASUREMENTS AND DISCLOSURES effective for fiscal years and interim periods ending after November 15, 2007. FAIR VALUE MEASUREMENTS AND DISCLOSURES defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. The Fund adopted Fair Value Measurements and Disclosures during fiscal year 2008.

         Under FAIR VALUE MEASUREMENTS AND DISCLOSURES, various inputs are used in determining the value of the Fund's investments. In April 2009, FASB issued DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY ("Determining Fair Value"), effective for interim and annual periods ending after June 15, 2009. Determining Fair Value expands existing FAIR VALUE MEASUREMENTS AND DISCLOSURES to include a breakout of the current FAIR VALUE MEASUREMENTS AND DISCLOSURES chart to add sector and/or security types. These inputs are summarized into three broad levels as described below:

     o    Level 1 -- quoted prices in active markets for identical securities
     o Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services.)
     o Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.)

                                  OCM GOLD FUND
          NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2009 (CONTINUED)


   The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2009, in valuing the Fund's assets:

--------------------------------------------------------------------------------
SECTOR                                            LEVEL 1     LEVEL 2   LEVEL 3
--------------------------------------------------------------------------------
COMMON STOCKS
--------------------------------------------------------------------------------
 Major Gold Producers                          $ 54,385,211     --        --
--------------------------------------------------------------------------------
 Intermediate/Mid-Tier Gold Producers            54,537,659     --        --
--------------------------------------------------------------------------------
 Junior Gold Producers                           16,749,858     --        --
--------------------------------------------------------------------------------
 Exploration and Development Companies           10,039,550     --        --
--------------------------------------------------------------------------------
 Primary Silver Producers                         5,135,227     --        --
--------------------------------------------------------------------------------
 Other                                            5,376,303     --        --
--------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS                             9,150,750     --        --
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS                            4,675,130     --        --
--------------------------------------------------------------------------------
WARRANTS
--------------------------------------------------------------------------------
 Exploration and Development Companies                8,893     --        --
--------------------------------------------------------------------------------
 Junior Gold Producers                                7,588     --        --
--------------------------------------------------------------------------------
TOTAL                                          $160,066,169     --        --
--------------------------------------------------------------------------------

         FOREIGN CURRENCY - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations for the year ended November 30, 2009 are included within the realized and unrealized gain/loss on investments section of the Statement of Operations.
         Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Such realized foreign gains and losses for the fiscal year ended November 30, 2009 totaled $13,903. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in exchange rates. Such fluctuations for the year ended November 30, 2009 are included within the realized and unrealized gain/loss on investments section of the Statement of Operations.
         FEDERAL INCOME TAXES - The Fund complies with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it from all or substantially all federal income taxes.
         In July 2006, FASB issued ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES addresses the accounting for uncertainty in income taxes and establishes for all entities, including pass-through entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Fund recognizes tax benefits only if it is more likely than not that a tax position (including the Fund's assertion that its income is exempt from tax) will be sustained upon examination. The Fund adopted ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES in fiscal year 2008. The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of November 30, 2009. Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in 2009. At November 30, 2009, the fiscal years 2006 through 2009 remain open to examination in the Fund's major tax jurisdictions.

                                  OCM GOLD FUND
          NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2009 (CONTINUED)


         SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.
         DISTRIBUTIONS TO SHAREHOLDERS - The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial statement and tax purposes. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.
         REDEMPTION FEE - A 1.50% redemption fee is retained by the Fund to offset transaction costs and other expenses associated with short-term investing. The fee is imposed on redemptions or exchanges of shares held less than three months from their purchase date. The Fund records the fee as a reduction of shares redeemed and as a credit to paid-in-capital. For the years ended November 30, 2008 and November 30, 2009, the Fund received $16,193 and $4,351, respectively, in redemption fees.
         GUARANTEES AND INDEMNIFICATIONS - In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.
         USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
         In March 2008, the FASB issued DISCLOSURE ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES effective for fiscal years and interim periods beginning after November 15, 2008. The Fund adopted DISCLOSURE ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES on May 31, 2009. DISCLOSURE ABOUT DERIVATIVE INSTRUMENTS AND HEDGING Activities requires enhanced disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effects on the Fund's financial position, performance and cash flows.
         Equity securities in the gold mining industry, particularly the smaller companies, may occasionally issue warrants as part of their capital structure. A warrant gives the holder the right to purchase the underlying equity at the exercise price until the expiration date of the warrant. The Fund may hold such warrants for exposure to smaller companies in the portfolio or other reasons associated with the Fund's overall objective of long-term growth, though warrants will typically not be a significant part of the Fund's portfolio. The Fund's maximum risk in holding warrants is the loss of the entire amount paid for the warrants. The Fund did not enter into any warrants during the year ended November 30, 2009. The Fund realized a loss of $37,563 on the exercise, expiration or exchange of warrants during the year ended November 30, 2009 which is included within the "Net realized gain on investments and foreign currency transactions" on the Statement of Operations. At November 30, 2009, the Fund held warrants as listed on the Schedule of Investments.
         In accordance with FASB's SUBSEQUENT Events, the Fund has evaluated subsequent events through January 29, 2010 and determined there were no subsequent events that require recognition or disclosure in the financial statements.

NOTE 3. INVESTMENT ADVISORY AGREEMENT
         The Fund has an investment advisory agreement with Orrell Capital Management, Inc. ("OCM"). Under the agreement, the Fund pays OCM a fee computed daily and payable monthly, at the following annual rates based upon average daily net assets:

                    ASSETS                                 FEE RATE
                    -----------------------------------------------
                    $0 to $50 million ...................   1.000%
                    $50 million TO $75 million...........   0.875%
                    $75 million to $100 million .........   0.750%
                    $100 million to $150 million ........   0.625%
                    $150 million to $250 million ........   0.500%
                    Over $250 million ...................   0.375%

                                  OCM GOLD FUND
          NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2009 (CONTINUED)


NOTE 4. DISTRIBUTION AGREEMENT AND PLAN
         The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plan authorizes the Fund to reimburse the distributor for marketing expenses incurred in distributing shares of each Fund, including the cost of printing sales material and making payments to dealers of the Fund's shares, in any fiscal year, subject to a limit of 0.99% of average daily net assets. Fees incurred by the Fund under the Plan during the year ended November 30, 2009 are reflected in the Statement of Operations. At November 30, 2009, $221,335 of Distributions Fees were available for eligible 12b-1 expenses.

NOTE 5. PURCHASES AND SALES OF SECURITIES
         Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the year ended November 30, 2009 were $7,127,825 and $7,055,110, respectively. There were no purchases or sales of U.S. government obligations.

NOTE 6. FEDERAL INCOME TAX INFORMATION
         At November 30, 2009, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

     Cost of investments .............................     $  48,526,693
                                                           =============
     Unrealized appreciation .........................     $ 112,354,294
     Unrealized depreciation .........................          (814,797)
                                                           -------------
     Net unrealized appreciation on investments ......     $ 111,539,497
                                                           =============

         The difference between cost amounts for financial statement and federal income tax purposes is due primarily to investments in passive foreign investment companies ("PFICs").
         The tax character of distributions paid during the fiscal years ended November 30, 2009 and 2008 was as follows:

                                                       2009              2008
                                                   ----------         ----------
     Ordinary income ..........................    $     --           $     --
     Net long-term capital gains ..............       205,832          8,998,120
                                                   ----------         ----------
     Total distributions ......................    $  205,832         $8,998,120
                                                   ==========         ==========

         As of November 30, 2009 the components of accumulated earnings on a tax basis were as follows:

     Undistributed ordinary income .....................   $       --
     Undistributed long-term gains .....................      2,535,172
                                                           ------------
     Tax accumulated earnings ..........................      2,535,172
     Accumulated capital and other losses ..............           --
     Unrealized appreciation on investments ............    111,539,497
                                                           ------------
     Total accumulated earnings ........................   $114,074,669
                                                           ============

                                  OCM GOLD FUND
          NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2009 (CONTINUED)


NOTE 7. CONCENTRATION OF RISK
         Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting, and disclosure requirements than domestic issuers.
         As the Fund concentrates its investments in the gold mining industry, a development adversely affecting the industry (for example, changes in the mining laws which increases production costs or a significant decrease in the market price of gold) would have a greater adverse effect on the Fund than it would if the Fund invested in a number of different industries.


                                 OCM GOLD FUND
                              FINANCIAL HIGHLIGHTS

                                            YEAR ENDED  YEAR ENDED   YEAR ENDED   YEAR ENDED YEAR ENDED
                                             NOV. 30,    NOV. 30,      NOV. 30,     NOV. 30,  NOV. 30,
                                               2009        2008          2007         2006      2005
                                          --------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each year)
Net asset value, beginning of year ....   $   12.35     $   21.49    $   20.44    $   12.85   $  12.76
                                          ---------     ---------    ---------    ---------   --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss ...................       (0.29)        (0.31)       (0.27)       (0.29)     (0.18)
Net realized and unrealized gain/(loss)
  on investments and foreign currency
  transactions ........................       12.65         (7.41)        3.06         7.88       0.69
                                          ---------     ---------    ---------    ---------   --------
Total from investment operations ......       12.36         (7.72)        2.79         7.59       0.51
                                          ---------     ---------    ---------    ---------   --------
LESS DISTRIBUTIONS:
Dividends from net investment income ..          --            --           --           --      (0.11)
Distribution from net realized gains ..       (0.03)        (1.42)       (1.74)          --      (0.31)
                                          ---------     ---------    ---------    ---------   --------
Total distributions ...................       (0.03)        (1.42)       (1.74)          --      (0.42)
                                          ---------     ---------    ---------    ---------   --------
Net asset value, end of year ..........   $   24.68     $   12.35    $   21.49    $   20.44   $  12.85
                                          =========     =========    =========    =========   ========
TOTAL RETURN* .........................      100.14%       (38.55)%      15.64%       59.07%      4.34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's) ....   $ 159,833     $  78,652    $ 136,241    $ 119,756   $ 78,528
Ratio of expenses to average
  net assets ..........................        1.94%         1.99%        1.93%        2.07%      2.24%
Ratio of net investment loss to
  average net assets ..................       (1.59)%       (1.58)%      (1.51)%      (1.64)%    (1.51)%
Portfolio turnover rate ...............        6%            5%          11%          20%            5%

------------
* Assumes no sales charge.


                       See notes to financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of OCM Gold Fund:

We have audited the accompanying statement of assets and liabilities of OCM Gold Fund (the "Fund"), including the schedule of investments, as of November 30, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of November 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP
-------------------------
Milwaukee, Wisconsin
January 29, 2010

                                  OCM GOLD FUND
      EXPENSE EXAMPLE - FOR THE PERIOD ENDED NOVEMBER 30, 2009 (UNAUDITED)


         As a shareholder of the OCM Gold Fund (the "Fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees on certain redemptions; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
         The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2009 to November 30, 2009 (the "period").

ACTUAL EXPENSES
         The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
         The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

EXPENSES PAID DURING THE PERIOD
                                                               EXPENSES PAID
                             BEGINNING         ENDING            DURING THE
                           ACCOUNT VALUE    ACCOUNT VALUE       PERIOD ENDED
                           JUNE 1, 2009    NOVEMBER 30, 2009  NOVEMBER 30, 2009*
Actual                     $ 1,000.00           $ 1,201.00           $ 9.88
Hypothetical (5% return
  before expenses)           1,000.00             1,016.00             9.05

-------------
* Expenses are equal to the Fund's annualized expense ratio of 1.79% for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                                  OCM GOLD FUND
             INVESTMENTS BY SECTOR - NOVEMBER 30, 2009 (UNAUDITED)
                          AS A PERCENTAGE OF NET ASSETS



[The following table was respresented as a pie chart in the printed material.]

Intermediate/Mid-Tier Gold Producers                  34.1%
Major Gold Producers                                  34.0%
Junior Gold Producers                                 10.5%
Exploration and Development Companies                  6.3%
Exchange Traded Funds                                  5.7%
Other                                                  3.4%
Primary Silver Producers                               3.2%
Cash and Other Assets                                  2.8%

         A description of the Fund's proxy voting policies and procedures and a record of the Fund's proxy votes for the year ended June 30, 2009 are available without charge, upon request by calling toll free 1-800-779-4681 and on the Securities and Exchange Commission's (SEC) website at http://www.sec.gov.
         The Fund will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q will be available on the EDGAR database on the SEC's website at http://www.sec.gov. These Forms may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                  OCM GOLD FUND
         PERFORMANCE RESULTS - YEAR ENDED NOVEMBER 30, 2009 (UNAUDITED)
      (ALL PERFORMANCE MEASUREMENTS REFLECT THE MAXIMUM SALES LOAD CHARGES
                            FOR EACH PERIOD SHOWN.)

         The graph below compares the change in value of a $10,000 investment in OCM Gold Fund with the S&P 500 Index and the Philadelphia Gold and Silver Index since 11/30/99.

                   OCM GOLD FUND
          AVERAGE ANNUAL TOTAL RETURNS              VALUE ON 11/30/09
          ----------------------------        ---------------------------------
            1 year      91.16%                OCM Gold Fund          $   61,598
            5 year      17.66%                S&P 500(R) Index       $    9,443
           10 year      19.94%                Philadelphia Gold
                                                & Silver Index       $   31,361

[The following table was respresented as a pie chart in the printed material.]

                                                             Philadelphia
                        OCM Gold             S&P 500         Gold & Silver
      --------------------------------------------------------------------
      11/30/99            9,557              10,000            10,000
      11/30/00            7,082               9,578             7,192
      11/30/01            9,477               8,407             8,157
      11/30/02           15,151               7,019             9,997
      11/30/03           29,095               8,078            17,581
      11/30/04           26,094               9,117            17,301
      11/30/05           27,226               9,886            18,813
      11/30/06           43,307              11,293            24,784
      11/30/07           50,081              12,165            28,719
      11/30/08           30,777               7,531            17,239
      11/30/09           61,598               9,443            31,361


         The returns shown include the reinvestment of all dividends and the maximum sales load charge, but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is not indicative of future results.
         The Philadelphia Gold and Silver Index (XAU) is an unmanaged capitilization-weighted index composed of 16 companies listed on U.S. exchanges involved in the gold and silver mining industry. The index is generally considered as representative of the gold and silver share market.
         The S&P 500(R) Index is a broad unmanaged index generally considered as representative of the U.S. equity market.

                                  OCM GOLD FUND
           ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)


         On October 22, 2009, the Board of Trustees of OCM Mutual Fund approved the continuation of the Fund's investment advisory agreement with Orrell Capital Management, Inc. (the "Adviser"). Prior to approving the continuation of the agreement, the Board considered:

     o    nature, extent and quality of the service provided by the Adviser the
     o    the investment performance of the Fund
     o the costs of the services to be provided and profits to be realized by the Adviser from its relationship with the Fund
     o the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect those economies of scale
     o    the expense ratio of the Fund

         In considering the nature, extent and quality of the services provided by the Adviser, the Board considered an oral presentation by the Adviser describing the portfolio management, shareholder communication, and regulatory compliance services provided by the Adviser to the Fund. The Trustees concluded that the Adviser was providing essential services to the Fund.
         The Trustees compared the performance of the Fund to benchmark indices over various periods of time and concluded that the performance of the Fund warranted the continuation of the Investment Advisory Agreement. The Trustees noted that the Fund adhered to its investment style.
         In concluding that the advisory fees payable by the Fund were reasonable, the Trustees reviewed the profits realized by the Adviser, from its relationship with the Fund and concluded that such profits were reasonable and not excessive. As part of its analysis, the Board considered the value the research the Adviser received from broker-dealers executing securities transactions for the Fund. The Trustees also reviewed reports comparing the expense ratio and advisory fees paid by the Fund to those paid by other comparable mutual funds in the same category and concluded that the advisory fees paid by the Fund and the expense ratio of the Fund were in the range of comparable mutual funds.
         The Trustees also considered whether the Investment Advisory Agreement fee schedule should be adjusted for an increase in assets under management. They concluded that the "breakpoints" embodied in the Investment Advisory Agreement were appropriate.

LONG TERM CAPITAL GAINS DESIGNATION (UNAUDITED)
         Pursuant to IRC 852(b)(3) of the Internal Revenue Code OCM Gold Fund hereby designates $205,832 as long-term capital gains distributed during the year ended November 30, 2009.


OCM GOLD FUND
TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

INDEPENDENT TRUSTEES*
------------------------------------------------------------------------------------------------------------------------------
                                                                                                        OTHER
                                                                                                        DIRECTORSHIPS
                                                                                                        HELD BY
                                            TERM OF OFFICE                                              TRUSTEE OR
                             POSITION(S)    AND LENGTH OF  PRINCIPAL OCCUPATION(S)                      NOMINEE FOR
NAME, ADDRESS AND AGE        HELD WITH FUND SERVICE        DURING PAST 5 YEARS                          TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
JOHN L. CRARY                Trustee        Indefinite     Since 1999 Mr. Crary has been the managing   Scheid Vineyards, Inc.
1536 Holmes Street,          (Chairman of   Since 2004     member of Crary Enterprises, LLC, a private
Livermore, California 94550  the Board)                    investment company. Since 1988 Mr. Crary
Age 56                                                     has been an  independent corporate financial
                                                           advisor and private investor in various
                                                           biotechnology, software and other early
                                                           stage business ventures. Mr. Crary began
                                                           his business career as an investment banker
                                                           with E.F. Hutton & Company Inc.

DOUG WEBENBAUER              Trustee        Indefinite     Chief Financial Officer of M.E. Fox &        None
1536 Holmes Street,                         Since 2005     Company, Inc., a beer distributor,
Livermore, California 94550                                since 1999.
Age 49


INTERESTED TRUSTEES AND OFFICERS**
------------------------------------------------------------------------------------------------------------------------------
                                                                                                        OTHER
                                                                                                        DIRECTORSHIPS
                                                                                                        HELD BY
                                            TERM OF OFFICE                                              TRUSTEE OR
                             POSITION(S)    AND LENGTH OF  PRINCIPAL OCCUPATION(S)                      NOMINEE FOR
NAME, ADDRESS AND AGE        HELD WITH FUND SERVICE        DURING PAST 5 YEARS                          TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
GREGORY M. ORRELL            Trustee,       Indefinite     President of Orrell Capital Management, Inc. None
1536 Holmes Street,          President      Since 2004     since 1991.
Livermore, California 94550
Age 48

JACKLYN A. ORRELL***         Secretary and  One year term  Secretary of Orrell Capital Management, Inc. N/A
1536 Holmes Street,          Treasurer      Since 2004     since 1999.
Livermore, California 94550
Age 75

N. LYNN BOWLEY               Chief          At discretion  Compliance Officer of Northern Lights        N/A
1536 Holmes Street,          Compliance     of the Board   Compliance Services, LLC (01/07 - present);
Livermore, California 94550  Officer        Since October  Vice President of Investment Support
Age 51                                      2008           Services for Mutual of Omaha Companies
                                                           (2002 - 2006).
-----------
*    "Independent" trustees are trustees who are not deemed to be "interested persons" of the Fund as defined in the Investment Company Act of 1940.
**   An "interested" trustee is a trustee who is deemed to be an "interested person" of the Fund, as defined in the Investment Company Act of 1940.
     Gregory M. Orrell is an interested person of the Fund because of his ownership in the Fund's investment adviser.
***  Ms. Orrell is the mother of Gregory M. Orrell, the President and a trustee of the Trust.

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









                                  OCM Gold Fund
                                 Distributed by:

                       Northern Lights Distributors, LLC
                             4020 South 147th Street
                                Omaha, NE 68137


                                                              0129-NLD-1/28/2010

ITEM 2.  CODE OF ETHICS.

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. A copy of this code of ethics is attached hereto as Exhibit (a)

During the reporting period covered by this report, the Registrant's Sarbanes Oxley Code of Ethics was amended to conform with other changes made to the Registrant's Compliance Procedures and to provide greater detail. None of the changes were material. There have also been no waivers granted by the Registrant to individuals covered by the Registrant's Code of Ethics during the reporting period for this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's board of trustees has determined that Mr. Doug Webenbauer is an audit committee financial expert serving on its audit committee and that Mr. Webenbauer is independent.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below.

                                 Fiscal year ended          Fiscal year ended
                                 November 30, 2009          November 30, 2008
Audit Fees                            $26,700                      $25,900
Audit-Related Fees                       $0                           $0
Tax Fees                               $4,175                       $4,050
All Other Fees                           $0                           $0

The Registrant's audit committee has adopted an Audit Committee Charter that requires that the Audit Committee review the scope and plan of the registered public accounting firm's annual and interim examinations, approve the services (other than the annual audit) to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants. During the fiscal years ended November 30, 2009 and 2008, all of the audit and non-audit services provided by the Registrant's principal accountant were pre-approved by the audit committee.

(f) None.

(g) None.

(h) Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

The schedules of investments in securities in unaffiliated issuers are included as part of the reports to shareholders filed under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.  SUBMISSIONS OF MATTERS TO A VOTE OF SECURITY HOLDERS

As of the end of the period covered by this report, the registrant had not adopted any procedures by which shareholders may recommend nominees to the registrant's Board of Directors.

ITEM 11.  CONTROLS AND PROCEDURES.

The registrant's certifying officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics - Filed as an attachment to this filing.

(a)(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OCM Mutual Fund

By: /S/ GREGORY M. ORRELL
    ---------------------
         Gregory M. Orrell
         President

Date: February 4, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ GREGORY M. ORRELL
    ---------------------
         Gregory M. Orrell
         President

Date: February 4, 2010


By: /S/ JACKLYN ORRELL
    ------------------
         Jacklyn Orrell
         Secretary and Treasurer

Date: February 4, 2010